Summarized Status of Performance-based Nonvested Shares and Changes during Period (Parenthetical) (Detail) - Performance Shares - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	[1]	384,000	211,000	564,000
NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition				87,356
Market value of stock awarded granted in connection with acquisition				$ 2.2

[1]	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.